Cover	Aug. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2025
Registrant Name	Zevra Therapeutics, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36913
Entity Tax Identification Number	20-5894398
Entity Address, Address Line One	1180 Celebration Boulevard, Suite 103
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	939-3416
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZVRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001434647